FAIR VALUE MEASUREMENTS - The Group's financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Marketable securities		$ 0
Fair Value, Measurements, Recurring [Member]
Marketable securities	$ 19,602
Financial liabilities related to foreign currency derivative hedging contracts	(293)
Earn out liability related to the acquisition of ACS	(433)
Total financial net assets (liabilities)	18,876
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Marketable securities	19,602
Financial liabilities related to foreign currency derivative hedging contracts	(293)
Total financial net assets (liabilities)	19,309
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Earn out liability related to the acquisition of ACS	(433)
Total financial net assets (liabilities)	$ (433)